ING LOGO

AMERICAS

US Legal Services

J. Neil McMurdie

Senior Counsel

(860) 580-2824

Fax:  (860) 580-4844

neil.mcmurdie@us.ing.com

December 7, 2010

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	ING Life Insurance and Annuity Company and its Variable Annuity Account C Prospectus Title: ING express Variable Annuity File Nos. 333-129091 and 811-02513 497j Filing

Ladies and Gentlemen:

On behalf of ING Life Insurance and Annuity Company and its Variable Annuity Account C, we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that:

•        The form of the Prospectus Supplement that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment to the above-referenced Registration Statement; and

•        The text of the most recent post-effective amendment to the above-referenced Registration Statement was filed electronically by EDGARLink on December 3, 2010.

If you have any questions regarding this submission, please call the undersigned at (860) 580-2824.

Sincerely,

/s/ J. Neil McMurdie

J. Neil McMurdie

Windsor Site One Orange Way, C1S Windsor, CT 06095-4774	ING North America Insurance Corporation